Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	[1]	$ 131,334	$ 524,876	$ 530,614
Cost of revenue		(85,518)	(179,565)	(172,110)
Gross profit		45,816	345,311	358,504
Operating expenses
Selling and marketing		(57,292)	(187,894)	(174,357)
General and administrative		(94,722)	(92,962)	(67,240)
Technology and product development		(67,043)	(73,375)	(71,154)
Impairment of long-lived assets and goodwill		(1,917)		(363)
Total operating expenses		(220,974)	(354,231)	(313,114)
Loss from equity investments		(2,059)
Operating (loss) / income		(177,217)	(8,920)	45,390
Financial income / (expense), net		12,910	(17,215)	(19,167)
(Loss) / income before income taxes		(164,307)	(26,135)	26,223
Income tax benefit / (expense)		21,438	5,225	(7,069)
Net (loss) / income		(142,869)	(20,910)	19,154
Net loss attributable to redeemable non-controlling interest		282
Net (loss) / income attributable to Despegar.com, Corp.		$ (142,587)	$ (20,910)	$ 19,154
(Losses) / Earnings per share available to common stockholders:
Basic		$ (2.06)	$ (0.30)	$ 0.28
Diluted		$ (2.06)	$ (0.30)	$ 0.27
Shares used in computing (losses) / earnings per share (in thousands):
Basic		73,001	69,465	69,154
Diluted		73,001	69,465	71,254

[1]	Includes $7,066, $38,760 and $43,975 for related party transactions for the years 2020, 2019 and 2018, respectively. See Note 22.